As filed with the U.S. Securities and Exchange Commission on January 16, 2013

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 813	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 813	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	EDWARD BAER, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(January 16, 2013)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares MSCI All Peru Capped Index Fund

iShares MSCI Australia Small Cap Index Fund

iShares MSCI Brazil Small Cap Index Fund

iShares MSCI Canada Small Cap Index Fund

iShares MSCI China Index Fund

iShares MSCI China Small Cap Index Fund

iShares MSCI Denmark Capped Investable Market Index Fund

iShares MSCI Emerging Markets Latin America Index Fund

iShares MSCI Finland Capped Investable Market Index Fund

iShares MSCI Germany Small Cap Index Fund

iShares MSCI Hong Kong Small Cap Index Fund

iShares MSCI India Index Fund

iShares MSCI India Small Cap Index Fund

iShares MSCI Indonesia Investable Market Index Fund

iShares MSCI Ireland Capped Investable Market Index Fund

iShares MSCI New Zealand Investable Market Index Fund

iShares MSCI Norway Capped Investable Market Index Fund

iShares MSCI Philippines Investable Market Index Fund

iShares MSCI Poland Investable Market Index Fund

iShares MSCI Singapore Small Cap Index Fund

iShares MSCI South Korea Small Cap Index Fund

iShares MSCI Taiwan Small Cap Index Fund

iShares MSCI United Kingdom Small Cap Index Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 813 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 16th day of January, 2013.

iSHARES TRUST

By:
Michael Latham*
President and Trustee
Date: January 16, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 813 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee
Date: January 16, 2013

John E. Martinez*
Trustee
Date: January 16, 2013

George G.C. Parker*
Trustee
Date: January 16, 2013

Cecilia H. Herbert*
Trustee
Date: January 16, 2013

Charles A. Hurty*
Trustee
Date: January 16, 2013

John E. Kerrigan*
Trustee
Date: January 16, 2013

Robert H. Silver*
Trustee
Date: January 16, 2013

Robert S. Kapito*
Trustee
Date: January 16, 2013

Madhav V. Rajan*
Trustee
Date: January 16, 2013

/s/ Jack Gee
Jack Gee
Treasurer
Date: January 16, 2013

*By:	/s/ Jack Gee
Jack Gee Attorney-in-fact Date: January 16, 2013

*	Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 717, filed March 8, 2012.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase